RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of related party transactions
a)	Related parties#

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group
Zhejiang Marine Leasing Ltd.	Equity investee of the Group
Cherrylane Investments Limited	An entity controlled by a director of the Company
Guangdong Proton International Hospital Management Co., Ltd.	A wholly owned subsidiary of an equity investee of the Group
Morgancreek investment Holdings Limited	An entity controlled by the CEO of the Company
Shanghai Huifu Technology Development Co., Ltd.	An entity controlled by the CEO of the Company
Daketala International Investment Holdings Ltd.	An entity controlled by the CEO of the Company
Shijiazhuang Edison Oncology Hospital Co., Ltd.	Equity investee of the Group
Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.	Equity investee of the Group
Shanghai Changshengshu Management Co. Ltd	Equity investee of the Group

#    These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2022, 2023 and 2024.

b)    The Group had the following related party transactions for the years ended December 31, 2022, 2023 and 2024.

	For the Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Loan to:
Guangdong Proton International Hospital Management Co., Ltd.	16,800	200	2,400	329
Morgancreek investment Holdings Limited	—	—	34,307	4,700
	16,800	200	36,707	5,029
Interest income from:
Guangdong Proton International Hospital Management Co., Ltd.	6,961	6,813	7,359	1,008
	6,961	6,813	7,359	1,008

Loan from:
Zhejiang Marine Leasing Ltd	220,369	4,400	78,353	10,734
Morgancreek investment Holdings Limited	—	17,750	—	—
Daketala International Investment Holdings Ltd.	—	—	2,190	300
Shanghai Huifu Technology Development Co., Ltd.	—	—	150,000	20,550
Shijiazhuang Edison Oncology Hospital Co., Ltd.	—	—	40,000	5,480
Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.	—	—	30,000	4,110
	220,369	22,150	300,543	41,174
Interest expense to:
Cherrylane Investments Limited	1,334	423	249	34
Zhejiang Marine Leasing Ltd	15,456	13,683	18,387	2,519
Morgancreek investment Holdings Limited	—	202	—	—
Daketala International Investment Holdings Ltd.	—	—	30	4
Shijiazhuang Edison Oncology Hospital Co., Ltd.	—	—	322	44
	16,790	14,308	18,988	2,601
Repayment to:
Cherrylane Investments Limited	—	19,710	—	—
Zhejiang Marine Leasing Ltd.	82,915	32,127	252,499	34,592
Morgancreek investment Holdings Limited	—	9,940	8,231	1,128
Shanghai Huifu Technology Development Co., Ltd.*	—	—	34,307	4,700
Shijiazhuang Edison Oncology Hospital Co., Ltd.	—	—	40,322	5,524
	82,915	61,777	335,359	45,944
Sales to:
Shanghai Changshengshu Management Co. LTD	—	—	940	129
	—	—	940	129

*    The repayment was settled through an offset agreement with Morgancreek investment Holdings Limited.

Schedule of related party balances
(c)	The balances between the Group and its related parties as of December 31, 2023 and 2024 are listed below.

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Due from related parties, current:
Guangdong Proton International Hospital Management Co., Ltd.	151,481	119,254	16,338
Shanghai Changshengshu Management Co. LTD	204	1,137	156
	151,685	120,391	16,494

Due to related parties, current:
Cherrylane Investments Limited	1,659	1,907	261
Morgancreek investment Holdings Limited	8,012	—	—
Daketala International Investment Holdings Ltd.	—	30	4
Shanghai Huifu Technology Development Co., Ltd.	—	115,693	15,850
	9,671	117,630	16,115
Due to related parties, non-current
Zhejiang Marine Leasing Ltd.	69,182	63,303	8,672
Daketala International Investment Holdings Ltd.	—	2,190	300
Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.	—	30,000	4,110
	69,182	95,493	13,082
Due to related parties, non-current, due within 1 year
Zhejiang Marine Leasing Ltd	163,208	13,327	1,826
Cherrylane Investments Limited	4,075	4,190	574
	167,283	17,517	2,400